Deferred Income Tax Assets and Liabilities - accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 4,628
Amount for which no deferred income tax asset is recognized	$ 15
Canada | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2037
Canada | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2041
U.S.A
Deferred Income Tax Assets and Liabilities
Gross amount	$ 84
Expiration dates for estimated accumulated non capital losses	Indefinite
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 423
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 92,417
Amount for which no deferred income tax asset is recognized	$ 63,628
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa.
Deferred Income Tax Assets and Liabilities
Gross amount	$ 26,310
Amount for which no deferred income tax asset is recognized	$ 0
Expiration dates for estimated accumulated non capital losses	Indefinite